NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
The Company's Non-controlling interests included on the Consolidated balance sheet are as follows:

at December 31	2019	2018
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	1,634	1,655

The Company's Net income/(loss) attributable to non-controlling interests included in the Consolidated statement of income are as follows:

year ended December 31	2019	2018	2017
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	293	(185)	220
Non-controlling interest in Portland Natural Gas Transmission System[1]	—	—	9
Non-controlling interest in Columbia Pipeline Partners LP2	—	—	9
	293	(185)	238

1	Non-controlling interest in 2017 for the period January to May when TC Energy sold its remaining interest in Portland to TC PipeLines, LP.

2	Non-controlling interest up to the February 17, 2017 acquisition of all publicly held common units of Columbia Pipeline Partners LP.
TC PipeLines, LP
During 2019, the non-controlling interest in TC PipeLines, LP remained at 74.5 per cent. In 2018, the non-controlling interest in TC PipeLines, LP ranged between 74.3 per cent and 74.5 per cent, and in 2017, between 73.2 per cent and 74.3 per cent, due to periodic issuances of common units in TC PipeLines, LP to third parties under an at-the-market issuance program.
Portland Natural Gas Transmission System
In June 2017, TC Energy sold its remaining 11.81 per cent directly held interest in Portland Natural Gas Transmission System (Portland) to TC PipeLines, LP and, as a result, since that date, non-controlling interest in Portland has been nil. Refer to Note 27, Acquisitions and dispositions, for additional information.
Columbia Pipeline Partners LP
In February 2017, TC Energy acquired all outstanding publicly held common units of Columbia Pipeline Partners LP at a price of US$17.00 and a stub period distribution payment of US$0.10 per common unit for an aggregate transaction value of US$921 million. As this was a transaction between entities under common control, it was recognized in equity.
Common Units of TC PipeLines, LP Subject to Rescission
At December 31, 2016, $106 million (US$82 million) of TC PipeLines, LP common units were recorded as Common units subject to rescission or redemption and classified outside equity on the Consolidated balance sheet. The Company classified these 1.6 million common units outside of equity because the potential rescission right of units were not within the control of the Company. At December 31, 2017, all rescission rights previously classified outside of equity had lapsed and been reclassified to equity.